Share Capital (Details) - Schedule of the Fair Value has been Estimated using the Black-Scholes - Option pricing model [member]	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Share Capital (Details) - Schedule of the Fair Value has been Estimated using the Black-Scholes [Line Items]
Risk-free interest rate	1.43%	1.43%
Expected life (in years)	5 years
Expected volatility	150.00%	107.46%